Pensions and other post-employment benefits - Benefit Payments (Details) € in Millions	Dec. 31, 2017 EUR (€)
Within 1 year
Benefits
Estimated future benefit payments	€ 1,997
2018
Benefits
Estimated future benefit payments	1,794
2019
Benefits
Estimated future benefit payments	1,785
2020
Benefits
Estimated future benefit payments	1,747
4 to 5 years
Benefits
Estimated future benefit payments	1,691
2022-2026
Benefits
Estimated future benefit payments	7,719
United States
Benefits
Estimated direct benefit payments	117
Pension Qualified management | Within 1 year
Benefits
Estimated future benefit payments	1,237
Pension Qualified management | 2018
Benefits
Estimated future benefit payments	1,073
Pension Qualified management | 2019
Benefits
Estimated future benefit payments	1,041
Pension Qualified management | 2020
Benefits
Estimated future benefit payments	1,006
Pension Qualified management | 4 to 5 years
Benefits
Estimated future benefit payments	971
Pension Qualified management | 2022-2026
Benefits
Estimated future benefit payments	4,294
Qualified occupational | Within 1 year
Benefits
Estimated future benefit payments	286
Qualified occupational | 2018
Benefits
Estimated future benefit payments	265
Qualified occupational | 2019
Benefits
Estimated future benefit payments	253
Qualified occupational | 2020
Benefits
Estimated future benefit payments	242
Qualified occupational | 4 to 5 years
Benefits
Estimated future benefit payments	230
Qualified occupational | 2022-2026
Benefits
Estimated future benefit payments	980
Non-qualified plans | Within 1 year
Benefits
Estimated future benefit payments	25
Non-qualified plans | 2018
Benefits
Estimated future benefit payments	25
Non-qualified plans | 2019
Benefits
Estimated future benefit payments	24
Non-qualified plans | 2020
Benefits
Estimated future benefit payments	24
Non-qualified plans | 4 to 5 years
Benefits
Estimated future benefit payments	23
Non-qualified plans | 2022-2026
Benefits
Estimated future benefit payments	110
Post Retirement Formerly union represented | Within 1 year
Benefits
Estimated future benefit payments	125
Post Retirement Formerly union represented | 2018
Benefits
Estimated future benefit payments	118
Post Retirement Formerly union represented | 2019
Benefits
Estimated future benefit payments	147
Post Retirement Formerly union represented | 2020
Benefits
Estimated future benefit payments	141
Post Retirement Formerly union represented | 4 to 5 years
Benefits
Estimated future benefit payments	133
Post Retirement Formerly union represented | 2022-2026
Benefits
Estimated future benefit payments	539
Non-union representation | Within 1 year
Benefits
Estimated future benefit payments	51
Non-union representation | 2018
Benefits
Estimated future benefit payments	52
Non-union representation | 2019
Benefits
Estimated future benefit payments	53
Non-union representation | 2020
Benefits
Estimated future benefit payments	54
Non-union representation | 4 to 5 years
Benefits
Estimated future benefit payments	55
Non-union representation | 2022-2026
Benefits
Estimated future benefit payments	281
Other countries, excluding US | Within 1 year
Benefits
Estimated future benefit payments	273
Other countries, excluding US | 2018
Benefits
Estimated future benefit payments	261
Other countries, excluding US | 2019
Benefits
Estimated future benefit payments	267
Other countries, excluding US | 2020
Benefits
Estimated future benefit payments	280
Other countries, excluding US | 4 to 5 years
Benefits
Estimated future benefit payments	279
Other countries, excluding US | 2022-2026
Benefits
Estimated future benefit payments	€ 1,515